SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [text block] [Abstract]
Disclosure of entity's operating segments [text block]

NOTE 4: SEGMENTAL ANALYSIS

Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas.

The Group Executive Committee (GEC) has been determined to be the chief operating decision maker for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. GEC considers interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.

The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The effects of the following are excluded in arriving at underlying profit:

–	market volatility and asset sales, including the effects of certain asset sales, the volatility relating to the Group’s own debt and hedging arrangements and that arising in the insurance businesses;

–	the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets;

–	restructuring costs, principally comprising severance costs, the costs of integrating newly acquired businesses, the cost of regulatory reform and the rationalisation of the non-branch property portfolio; and

–	payment protection insurance.

For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total income.

During 2019, the Group transferred Cardnet, its card payment acceptance service, from Retail into Commercial Banking and also transferred certain equity business from Commercial Banking into Central items. Comparative figures have been restated accordingly.

The Group’s activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth.

Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.

Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.

Insurance and Wealth offers insurance, investment and wealth management products and services.

Other includes income and expenditure not attributed to divisions, including the costs of certain central and head office functions and the Group’s private equity business, Lloyds Development Capital.

Inter-segment services are generally recharged at cost, although some attract a margin. In particular a profit margin is charged on the internal commission arrangements between the UK branch and other distribution networks and the insurance product manufacturing businesses within the Group. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.

For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2019
Net interest income	8,807	2,918	112	540	12,377
Other income, net of insurance claims	2,014	1,422	2,021	275	5,732
Total underlying income, net of insurance claims	10,821	4,340	2,133	815	18,109
Operating lease depreciation[1]	(946)	(21)	–	–	(967)
Net income	9,875	4,319	2,133	815	17,142
Operating costs	(4,760)	(2,081)	(982)	(52)	(7,875)
Remediation	(238)	(155)	(50)	(2)	(445)
Total costs	(4,998)	(2,236)	(1,032)	(54)	(8,320)
Impairment (charge) credit	(1,038)	(306)	–	53	(1,291)
Underlying profit	3,839	1,777	1,101	814	7,531
External income	13,109	3,394	1,740	(134)	18,109
Inter-segment income (expense)	(2,288)	946	393	949	–
Segment underlying income, net of insurance claims	10,821	4,340	2,133	815	18,109
Segment external assets	350,585	145,060	175,869	162,379	833,893
Segment customer deposits	252,056	145,122	13,677	10,465	421,320
Segment external liabilities	259,964	183,390	182,333	160,400	786,087
Analysis of segment underlying other income, net of insurance claims:
Current accounts	518	136	5	–	659
Credit and debit card fees	652	330	–	–	982
Commercial banking and treasury fees	–	248	–	–	248
Unit trust and insurance broking	9	–	197	–	206
Private banking and asset management	–	4	65	–	69
Factoring	–	103	–	–	103
Other fees and commissions	54	249	156	30	489
Fees and commissions receivable	1,233	1,070	423	30	2,756
Fees and commissions payable	(571)	(321)	(405)	(53)	(1,350)
Net fee and commission income	662	749	18	(23)	1,406
Operating lease rental income	1,225	25	–	–	1,250
Rental income from investment properties	–	–	191	–	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	(5)	–	201	196
Lease termination income	–	12	–	–	12
Trading income	47	812	–	278	1,137
Insurance and other, net of insurance claims	206	72	2,216	(954)	1,540
Other external income, net of insurance claims	1,478	916	2,407	(475)	4,326
Inter-segment other income	(126)	(243)	(404)	773	–
Segment other income, net of insurance claims	2,014	1,422	2,021	275	5,732
Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	181	452	2,660
Increase in value of in-force business	–	–	825	–	825
Defined benefit scheme charges	108	43	19	75	245
Other segment items:
Additions to fixed assets	2,208	260	174	1,007	3,649
Investments in joint ventures and associates at end of year	4	–	–	300	304

1	Net of profits on disposal of operating lease assets of £41 million.

	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2018[1]
Net interest income	9,060	3,013	123	518	12,714
Other income, net of insurance claims	2,097	1,670	1,865	378	6,010
Total underlying income, net of insurance claims	11,157	4,683	1,988	896	18,724
Operating lease depreciation[2]	(921)	(35)	–	–	(956)
Net income	10,236	4,648	1,988	896	17,768
Operating costs	(4,897)	(2,191)	(1,021)	(56)	(8,165)
Remediation	(267)	(203)	(39)	(91)	(600)
Total costs	(5,164)	(2,394)	(1,060)	(147)	(8,765)
Impairment (charge) credit	(861)	(71)	(1)	(4)	(937)
Underlying profit	4,211	2,183	927	745	8,066
External income	13,022	4,889	1,895	(1,082)	18,724
Inter-segment income (expense)	(1,865)	(206)	93	1,978	–
Segment underlying income, net of insurance claims	11,157	4,683	1,988	896	18,724
Segment external assets	349,412	165,030	140,487	142,669	797,598
Segment customer deposits	252,808	148,635	14,063	2,560	418,066
Segment external liabilities	259,778	191,687	147,673	148,261	747,399
Analysis of segment underlying other income, net of insurance claims
Current accounts	503	142	5	–	650
Credit and debit card fees	660	332	1	–	993
Commercial banking and treasury fees	–	305	–	–	305
Unit trust and insurance broking	13	–	208	–	221
Private banking and asset management	–	5	92	–	97
Factoring	–	83	–	–	83
Other fees and commissions	52	253	163	31	499
Fees and commissions receivable	1,228	1,120	469	31	2,848
Fees and commissions payable	(601)	(311)	(418)	(56)	(1,386)
Net fee and commission income	627	809	51	(25)	1,462
Operating lease rental income	1,305	38	–	–	1,343
Rental income from investment properties	–	–	197	–	197
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	275	275
Lease termination income	–	7	–	–	7
Net trading income, excluding insurance	71	711	–	282	1,064
Insurance and other, net of insurance claims	247	356	2,146	(1,087)	1,662
Other external income, net of insurance claims	1,623	1,112	2,343	(530)	4,548
Inter-segment other income	(153)	(251)	(529)	933	–
Segment other income, net of insurance claims	2,097	1,670	1,865	378	6,010
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	154	400	2,405
Decrease in value of in-force business	–	–	(55)	–	(55)
Defined benefit scheme charges	121	49	20	215	405
Other segment items:
Additions to fixed assets	2,092	208	223	991	3,514
Investments in joint ventures and associates at end of year	4	–	–	87	91

1	Restated, see page F-25.

2	Net of profits on disposal of operating lease assets of £60 million.

	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2017[1]
Net interest income	8,695	3,040	133	452	12,320
Other income, net of insurance claims	2,150	1,803	1,846	406	6,205
Total underlying income, net of insurance claims	10,845	4,843	1,979	858	18,525
Operating lease depreciation[2]	(947)	(105)	–	(1)	(1,053)
Net income	9,898	4,738	1,979	857	17,472
Operating costs	(4,847)	(2,249)	(1,040)	(48)	(8,184)
Remediation	(633)	(173)	(40)	(19)	(865)
Total costs	(5,480)	(2,422)	(1,080)	(67)	(9,049)
Impairment (charge) credit	(710)	(95)	–	10	(795)
Underlying profit	3,708	2,221	899	800	7,628
External income	12,606	3,181	1,883	855	18,525
Inter-segment income (expense)	(1,761)	1,662	96	3	–
Segment underlying income, net of insurance claims	10,845	4,843	1,979	858	18,525
Segment external assets	350,051	177,763	151,986	132,309	812,109
Segment customer deposits	253,127	148,313	13,770	2,914	418,124
Segment external liabilities	258,246	224,918	157,824	121,978	762,966
Analysis of segment underlying other income, net of insurance claims:
Current accounts	572	135	5	–	712
Credit and debit card fees	640	312	1	–	953
Commercial banking and treasury fees	–	321	–	–	321
Unit trust and insurance broking	10	–	214	–	224
Private banking and asset management	–	5	93	–	98
Factoring	–	91	–	–	91
Other fees and commissions	95	273	184	14	566
Fees and commissions receivable	1,317	1,137	497	14	2,965
Fees and commissions payable	(636)	(287)	(380)	(79)	(1,382)
Net fee and commission income	681	850	117	(65)	1,583
Operating lease rental income	1,281	63	–	–	1,344
Rental income from investment properties	–	1	212	–	213
Gains less losses on disposal of available-for-sale financial assets	–	5	(3)	444	446
Lease termination income	–	74	–	–	74
Trading income	26	481	–	(89)	418
Insurance and other, net of insurance claims	6	(6)	2,223	(96)	2,127
Other external income, net of insurance claims	1,313	618	2,432	259	4,622
Inter-segment other income	156	335	(703)	212	–
Segment other income, net of insurance claims	2,150	1,803	1,846	406	6,205
Other segment items reflected in income statement above:
Depreciation and amortisation	1,547	322	197	304	2,370
Increase in value of in-force business	–	–	(165)	–	(165)
Defined benefit scheme charges	149	53	25	132	359
Other segment items:
Additions to fixed assets	2,431	130	274	820	3,655
Investments in joint ventures and associates at end of year	12	–	–	53	65

1	Restated see page F-25.

2	Net of profits on disposal of operating lease assets of £32 million.

Reconciliation of underlying basis to statutory results

The underlying basis is the basis on which financial information is presented to the chief operating decision maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

		Removal of:
	Lloyds Banking Group statutory £m	Volatility and other items[1] £m	Insurance gross up2 £m	PPI £m	Underlying basis £m
Year ended 31 December 2019
Net interest income	10,180	379	1,818	–	12,377
Other income, net of insurance claims	8,179	(426)	(2,021)	–	5,732
Total income, net of insurance claims	18,359	(47)	(203)	–	18,109
Operating lease depreciation[3]		(967)	–	–	(967)
Net income	18,359	(1,014)	(203)	–	17,142
Operating expenses	(12,670)	1,697	203	2,450	(8,320)
Impairment	(1,296)	5	–	–	(1,291)
Profit before tax	4,393	688	–	2,450	7,531

		Removal of:
	Lloyds Banking Group statutory £m	Volatility and other items[4] £m	Insurance gross up2 £m	PPI £m	Underlying basis £m
Year ended 31 December 2018
Net interest income	13,396	152	(834)	–	12,714
Other income, net of insurance claims	5,230	107	673	–	6,010
Total income, net of insurance claims	18,626	259	(161)	–	18,724
Operating lease depreciation[3]		(956)	–	–	(956)
Net income	18,626	(697)	(161)	–	17,768
Operating expenses	(11,729)	2,053	161	750	(8,765)
Impairment	(937)	–	–	–	(937)
Profit before tax	5,960	1,356	–	750	8,066

		Removal of:
	Lloyds Banking Group statutory £m	Volatility and other items[5] £m	Insurance gross up2 £m	PPI £m	Underlying basis £m
Year ended 31 December 2017
Net interest income	10,912	228	1,180	–	12,320
Other income, net of insurance claims	7,747	(186)	(1,356)	–	6,205
Total income, net of insurance claims	18,659	42	(176)	–	18,525
Operating lease depreciation[3]		(1,053)	–	–	(1,053)
Net income	18,659	(1,011)	(176)	–	17,472
Operating expenses	(12,346)	1,821	176	1,300	(9,049)
Impairment	(688)	(107)	–	–	(795)
Profit before tax	5,625	703	–	1,300	7,628

1	In the year ended 31 December 2019 this comprises the effects of asset sales (gains of £214 million); volatility and other items (losses of £88 million); the amortisation of purchased intangibles (£68 million); restructuring (£471 million, comprising severance related costs, the integration of Zurich’s UK workplace pensions and savings business and costs associated with establishing the Schroders Personal Wealth joint venture); and the fair value unwind and other items (losses of £275 million).

2	The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.

3	Net of profits on disposal of operating lease assets of £41 million (2018: £60 million; 2017: £32 million).

4	Comprises the effects of asset sales (loss of £145 million); volatility and other items (gains of £95 million); the amortisation of purchased intangibles (£108 million); restructuring (£879 million, comprising severance related costs, the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA and Zurich’s UK workplace pensions and savings business); and the fair value unwind and other items (losses of £319 million).

5	Comprises the effects of asset sales (gain of £30 million); volatile items (gain of £263 million); liability management (loss of £14 million); the amortisation of purchased intangibles (£91 million); restructuring costs (£621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of £270 million).

Geographical areas

Following the reduction in the Group’s non-UK activities, an analysis between UK and non-UK activities is no longer provided.